Statement of Changes in Shareholders' Equity (USD $)	Total		Common stock	Additional paid-in capital	Deficit accumulated during the development stage
Beginning Balance at Feb. 08, 2012
Beginning Balance, Shares at Feb. 08, 2012
Ordinary shares issued February 8, 2012 at approximately $0.02 per share for cash
Ordinary shares issued February 8, 2012 at approximately $0.02 per share for cash, Shares			3
Ordinary shares issued April 6, 2012 at approximately $0.02 per share for cash	25,000			25,000
Ordinary shares issued April 6, 2012 at approximately $0.02 per share for cash, shares			1,533,330
Net loss	(3,190)	[1]			(3,190)
Balance at Sep. 30, 2012	21,810			25,000	(3,190)
Balance, Shares at Sep. 30, 2012			1,533,333
Sale of 4,000,000 units on October 24, 2012 (includes 3,184,175 shares subject to conversion) at $10.00 per unit	40,000,000			40,000,000
Sale of 4,000,000 units on October 24, 2012 (includes 3,184,175 shares subject to conversion) at $10.00 per unit, shares			4,000,000
Sale on October 24, 2012 of underwriters unit purchase option	100			100
Underwriters' discount and offering expenses on 4,000,000 units	(902,288)			(902,288)
Offering costs paid by related party on behalf of Company	(75,000)			(75,000)
Sale of 200,000 units on November 29, 2012 at $10.00 per unit	2,000,000			2,000,000
Sale of 200,000 units on November 29, 2012 at $10.00 per unit, shares			200,000
Warrant liability recorded on November 29, 2012	(104,745)			(104,745)
Underwriters' discount and offering expenses on 200,000 units	(90,000)			(90,000)
Sale of 3,600,000 Warrants on October 24, 2012 at $0.75 per warrant	2,700,000			2,700,000
Forfeiture of Founders shares on November 29, 2012
Forfeiture of Founders shares on November 29, 2012, Shares			(133,333)
Net shares subject to possible conversion	(32,892,328)			(32,892,328)
Net shares subject to possible conversion, shares			(3,184,175)
Net loss	(4,397,547)				(4,397,547)
Balance at Sep. 30, 2013	$ 6,260,002			$ 10,660,739	$ (4,400,737)
Balance, Shares at Sep. 30, 2013			2,415,825

[1]	2. Reflects an aggregate of 133,333 ordinary shares forfeited by the initial shareholders because the underwriter's over-allotment option was not exercised in full.